Condensed Parent Company Only Statements (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 64,114		$ 71,469	$ 80,380
Securities available for sale (at fair value)	220,471		205,017	206,519
Total assets	1,628,754	1,698,902	1,661,076	1,712,851	1,808,966
Liabilities:
Other liabilities	20,060		37,369	33,107
Shareholders' equity:
Preferred Stock (par value $.01 per share) Authorized - 20,000,000 shares, no shares issued	0		0	0
Common stock (par value $.01 per share) Authorized - 200,000,000 shares in 2013, 2012 and 2011 Issued - 34,072,909 in 2013 and 2012 and 33,974,450 in 2011 Outstanding - 31,348,556 in 2013 and 2012 and 31,250,097 in 2011	341		341	340
Additional paid-in-capital	110,458		110,490	110,894
Retained earnings	141,112		136,487	101,573
Unearned ESOP shares	(1,494)		(1,708)	(2,562)
Treasury shares (2,724,353 shares), at cost	(45,261)		(45,261)	(45,261)
Accumulated other comprehensive loss (net of taxes)	1,949		2,285	1,388
Total shareholders' equity	207,105	168,860	202,634	166,372	172,220	168,592
Total liabilities and shareholders' equity	1,628,754		1,661,076	1,712,851
Preferred stock - par value (in dollars per share)	$ 0.01		$ 0.01	$ 0.01
Preferred stock - shares authorized (in shares)	20,000,000		20,000,000	20,000,000
Preferred stock - shares issued (in shares)	0		0	0
Common stock - par value (in dollars per share)	$ 0.01		$ 0.01	$ 0.01
Common stock - shares authorized (in shares)	200,000,000		200,000,000	200,000,000
Common stock - shares issued (in shares)	34,072,909		34,072,909	33,974,450
Common stock - shares outstanding (in shares)	31,348,556		31,348,556	31,250,097
Treasury shares (in shares)	2,724,353		2,724,353	2,724,353
Statements of Operations [Abstract]
Total interest income	16,186	18,142	69,846	79,352	89,933
Net interest income	10,146	10,426	41,945	46,516	49,664
Compensation	16,482	10,637	63,507	39,159	36,323
Professional fees	405	426	2,109	1,648	1,689
Other expense	2,545	3,112	11,971	7,394	6,384
Total noninterest expenses	23,871	19,515	102,138	74,579	64,627
Income (loss) before income taxes	7,548	2,238	22,710	(6,911)	(1,802)
Income taxes (benefits)	2,923	30	(12,204)	562	52
Net income (loss)	4,625	2,208	34,914	(7,473)	(1,854)
Cash flows from operating activities [Abstract]
Net income (loss)	4,625	2,208	34,914	(7,473)	(1,854)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of unearned ESOP shares	150	44	306	202	264
Stock based compensation	32	40	145	1,593	1,659
Deferred income taxes	1,671	0	(16,895)	(735)	0
Change in other assets and liabilities	(2,319)	(1,232)	(2,963)	2,477	(1,943)
Net cash provided by operating actitivies	30,039	573	(8,137)	35,090	(13,128)
Investing activities:
Net cash (used in) provided by investing activities	(6,169)	8,345	91,525	61,454	85,892
Net cash used by financing activities	(31,225)	(13,691)	(92,299)	(91,495)	(68,553)
Decrease in cash and cash equivalents	(7,355)	(4,773)	(8,911)	5,049	4,211
Cash and cash equivalents at beginning of period	71,469	80,380	80,380	75,331	71,120
Cash and cash equivalents at end of period	64,114	75,607	71,469	80,380	75,331
Parent Company [Member]
Assets
Cash and cash equivalents			337	521
Securities available for sale (at fair value)			5,070	5,118
Investment in subsidiaries			195,451	160,933
Other assets			1,926	21
Total assets			202,784	166,593
Liabilities:
Other liabilities			150	221
Shareholders' equity:
Preferred Stock (par value $.01 per share) Authorized - 20,000,000 shares, no shares issued			0	0
Common stock (par value $.01 per share) Authorized - 200,000,000 shares in 2013, 2012 and 2011 Issued - 34,072,909 in 2013 and 2012 and 33,974,450 in 2011 Outstanding - 31,348,556 in 2013 and 2012 and 31,250,097 in 2011			341	340
Additional paid-in-capital			110,490	110,894
Retained earnings			136,487	101,573
Unearned ESOP shares			(1,708)	(2,562)
Treasury shares (2,724,353 shares), at cost			(45,261)	(45,261)
Accumulated other comprehensive loss (net of taxes)			2,285	1,388
Total shareholders' equity			202,634	166,372
Total liabilities and shareholders' equity			202,784	166,593
Preferred stock - par value (in dollars per share)			$ 0.01	$ 0.01
Preferred stock - shares authorized (in shares)			20,000,000	20,000,000
Preferred stock - shares issued (in shares)			0	0
Common stock - par value (in dollars per share)			$ 0.01	$ 0.01
Common stock - shares authorized (in shares)			200,000,000	200,000,000
Common stock - shares issued (in shares)			34,072,909	33,974,450
Common stock - shares outstanding (in shares)			31,348,556	31,250,097
Treasury shares (in shares)			2,724,353	2,724,353
Statements of Operations [Abstract]
Total interest income			644	669	715
Equity in loss of subsidiaries			33,448	(8,250)	(2,790)
Net interest income			34,092	(7,581)	(2,075)
Compensation			(523)	(605)	(541)
Professional fees			3	57	40
Other expense			279	440	280
Total noninterest expenses			(241)	(108)	(221)
Income (loss) before income taxes			34,333	(7,473)	(1,854)
Income taxes (benefits)			(581)	0	0
Net income (loss)			34,914	(7,473)	(1,854)
Cash flows from operating activities [Abstract]
Net income (loss)			34,914	(7,473)	(1,854)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of unearned ESOP shares			306	202	264
Stock based compensation			145	1,593	1,659
Deferred income taxes			(954)	(71)	319
Equity in earnings of subsidiaries			(33,448)	8,250	2,790
Change in other assets and liabilities			(1,147)	(1,537)	(2,067)
Net cash provided by operating actitivies			(184)	964	1,111
Investing activities:
Capital contributions to subsidiary			0	(1,000)	(1,000)
Net cash (used in) provided by investing activities			0	(1,000)	(1,000)
Net cash used by financing activities			0	0	0
Decrease in cash and cash equivalents			(184)	(36)	111
Cash and cash equivalents at beginning of period		521	521	557	446
Cash and cash equivalents at end of period			$ 337	$ 521	$ 557